INTANGIBLE ASSETS - Summary of the movement in the net book value of intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Goodwill [abstract]
Goodwill at beginning of period	$ 1,542	$ 2,682
Addition	10	14
Disposals		51
Translation adjustment	(74)	(62)
Goodwill at end of period	394	1,542		$ 2,682
Intangible assets and goodwill [abstract]
Balance at beginning of the period	3,244	4,152
Additions	632	710
Disposals	(7)	(52)
Amortization charge for the year	221	194	[1]	177	[1]
Reclassification as held for sale	1,377	1,150
Impairment	(77)	(5)
Impairment reversal	77
Transfer	0	(1)
Translation adjustment	(388)	(102)
Balance at end of the period	1,960	3,244		4,152
Previously Reported, Netting
Intangible assets and goodwill [abstract]
Amortization charge for the year		308
Telecommunication licenses, frequencies & permissions
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at beginning of period	1,202	921
Additions	526	482
Disposals	5	1
Amortization charge for the year	(139)
Reclassification as held for sale	84	34
Impairment		4
Impairment reversal	75
Transfer	0	40
Translation adjustment	(241)	(40)
Intangible assets excl. goodwill at end of period	1,334	1,202		921
Telecommunication licenses, frequencies & permissions | Previously Reported, Netting
Intangible assets other than goodwill [abstract]
Amortization charge for the year		(162)
Software
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at beginning of period	350	301
Additions	74	184
Disposals	2	1
Amortization charge for the year	(71)
Reclassification as held for sale	150	9
Impairment		1
Impairment reversal	2
Transfer	3	11
Translation adjustment	(37)	0
Intangible assets excl. goodwill at end of period	169	350		301
Software | Previously Reported, Netting
Intangible assets other than goodwill [abstract]
Amortization charge for the year		(135)
Brands and trademarks
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at beginning of period	14	117
Additions	1	0
Disposals	0	0
Amortization charge for the year	(3)
Reclassification as held for sale	2	73
Impairment		0
Impairment reversal	0
Transfer	0	(39)
Translation adjustment	(3)	1
Intangible assets excl. goodwill at end of period	7	14		117
Brands and trademarks | Previously Reported, Netting
Intangible assets other than goodwill [abstract]
Amortization charge for the year		8
Customer relationships
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at beginning of period	100	116
Additions	2	1
Disposals	0	0
Amortization charge for the year	(8)
Reclassification as held for sale	22	0
Impairment		0
Impairment reversal	0
Transfer	0	0
Translation adjustment	(18)	(2)
Intangible assets excl. goodwill at end of period	54	100		116
Customer relationships | Previously Reported, Netting
Intangible assets other than goodwill [abstract]
Amortization charge for the year		(15)
Other intangible assets
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at beginning of period	36	15
Additions	19	29
Disposals	0
Amortization charge for the year	0
Reclassification as held for sale	35	0
Impairment		0
Impairment reversal	0
Transfer	(3)	(6)
Translation adjustment	(15)	1
Intangible assets excl. goodwill at end of period	2	36		15
Other intangible assets | Previously Reported, Netting
Intangible assets other than goodwill [abstract]
Amortization charge for the year		(4)
Other intangible assets
Intangible assets other than goodwill [abstract]
Disposals		(1)
Goodwill
Goodwill [abstract]
Goodwill at beginning of period	1,542	2,682
Addition	10	14
Disposals	0	51
Amortization charge for the year	0
Reclassification as held for sale	1,084	1,034
Impairment		0
Impairment reversal	0
Transfer	0	(7)
Translation adjustment	(74)	(62)
Goodwill at end of period	394	1,542		$ 2,682
Goodwill | Previously Reported, Netting
Goodwill [abstract]
Amortization charge for the year		$ 0
Cost
Intangible assets and goodwill [abstract]
Balance at end of the period	4,714
Cost | Telecommunication licenses, frequencies & permissions
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	2,188
Cost | Software
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	615
Cost | Brands and trademarks
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	187
Cost | Customer relationships
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	321
Cost | Other intangible assets
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	12
Cost | Goodwill
Goodwill [abstract]
Goodwill at end of period	1,391
Accumulated depreciation and impairment
Intangible assets and goodwill [abstract]
Balance at end of the period	(2,754)
Accumulated depreciation and impairment | Telecommunication licenses, frequencies & permissions
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	(854)
Accumulated depreciation and impairment | Software
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	(446)
Accumulated depreciation and impairment | Brands and trademarks
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	(180)
Accumulated depreciation and impairment | Customer relationships
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	(267)
Accumulated depreciation and impairment | Other intangible assets
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	(10)
Accumulated depreciation and impairment | Goodwill
Goodwill [abstract]
Goodwill at end of period	$ (997)

[1]	*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).